LVIP Structured Moderately Aggressive Allocation Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.92%
INVESTMENT COMPANIES–94.92%
Equity Funds–37.60%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	8,203,330	$116,085,315
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,529,612	53,077,998
		169,163,313
Fixed Income Fund–25.45%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,402,901	114,462,322
		114,462,322
International Equity Funds–31.87%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,592,956	44,855,509
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	11,259,959	$98,513,383
		143,368,892
Total Affiliated Investments (Cost $381,465,945)		426,994,527

UNAFFILIATED INVESTMENT–5.12%
INVESTMENT COMPANY–5.12%
Fixed Income Fund–5.12%
Schwab US TIPS ETF	856,352	23,027,305
Total Unaffiliated Investment (Cost $22,245,815)		23,027,305

TOTAL INVESTMENTS–100.04% (Cost $403,711,760)	450,021,832
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(175,291)
NET ASSETS APPLICABLE TO 37,456,714 SHARES OUTSTANDING–100.00%	$449,846,541

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Moderately Aggressive Allocation Fund–1

LVIP Structured Moderately Aggressive Allocation Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.92%@
Equity Funds-37.60%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$118,381,590	$6,400,181	$3,421,212	$506,762	$(5,782,006)	$116,085,315	8,203,330	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	54,522,524	5,111,289	1,579,021	211,241	(5,188,035)	53,077,998	4,529,612	—	—
Fixed Income Fund-25.45%@
✧✧LVIP SSGA Bond Index Fund	113,658,716	1,060,578	3,289,627	(463,946)	3,496,601	114,462,322	11,402,901	—	—
International Equity Funds-31.87%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	44,988,187	264,079	2,140,167	(76,407)	1,819,817	44,855,509	5,592,956	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	100,296,418	580,975	11,266,709	898,039	8,004,660	98,513,383	11,259,959	—	—
Total	$431,847,435	$13,417,102	$21,696,736	$1,075,689	$2,351,037	$426,994,527		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP Structured Moderately Aggressive Allocation Fund–2